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Philadelphia, PA 19103

Delaware Investments

1933 Act Rule 497(j)
File No. 2-95928
1940 Act File No. 811-4547

August 1, 2001

Filed via EDGAR (CIK #0000763749)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   File No. 2-95928
      VOYAGEUR MUTUAL FUNDS III -
      DELAWARE SELECT GROWTH FUND
      DELAWARE CORE EQUITY FUND
      (formerly Delaware Growth Stock Fund)
      FORM N-1A
      ________________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 41, the most recent Post-Effective Amendment of Voyageur Mutual Funds III. Post-Effective Amendment No. 41 was filed electronically with the Commission on July 27, 2001 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ David P. O'Connor
David P. O'Connor
Vice President/
Assistant Secretary/
Associate General Counsel